Events after the Reporting Period - Additional Information (Details) € in Thousands		12 Months Ended
	Feb. 23, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Feb. 25, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Purchase of property consideration amount		€ 107,691	€ 89,565	€ 68,092
Purchase of Property | Nuova Ompi S.r.l.
Disclosure of non-adjusting events after reporting period [line items]
Purchase of property consideration amount	€ 16,000
First Partnership Agreement | Top of Range | BARDA
Disclosure of non-adjusting events after reporting period [line items]
Government grants | $					$ 95,000,000